The Group's maximum exposure to unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2023
The Group's maximum exposure to unconsolidated structured entities
Schedule of size of unconsolidated structured entities and the Group's funding and maximum exposure

	Unconsolidated structured entities
			The Group’s
		Carrying	maximum	Interest held
31 December 2022	Size	amount	exposure	by the Group
	RMB’000	RMB’000	RMB’000
Asset management products managed by the Group	594,058	—	—	Service fee
Wealth management products managed by related parties	Note a	690,627	690,627	Investment income

Unconsolidated structured entities
The Group’s
		Carrying	maximum	Interest held
31 December 2023	Size	amount	exposure	by the Group
	RMB’000	RMB’000	RMB’000
Wealth management products managed by related parties	Note a	532,147	532,147	Investment income